Great American Financial Resources, Inc.
525 Vine Street, 7th Floor
Cincinnati, OH 45202
April 22, 2008
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington DC 20549-4644

Re:	Annuity Investors Variable Account C Flex(b) Variable Annuity Contracts Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 File Nos. 333-148444: 811-21095
Ladies and Gentlemen:
     On behalf of the registrant, Annuity Investors Variable Account C, and the depositor, Annuity Investors Life Insurance Company, enclosed please find Pre-Effective Amendment No. 1 to the Registration Statement referenced above.
•	The Pre-Effective Amendment includes revisions made in response to staff comments on the initial Registration Statement. A copy of the prospectus showing these revisions was provided to the staff in the correspondence filing made by the registrant on March 25, 2008.

•	The Pre-Effective Amendment includes additional revisions that update or complete the disclosure in the prospectus and Statement of Additional Information. The prospectus and Statement of Additional Information are marked to show these additional revisions.

•	Financial statements of the registrant, financial statements of the depositor and exhibits are included in this filing.
     Letters from the registrant and the principal underwriter requesting acceleration of the effectiveness of the registration statement, which include the required Tandy representations, are included in this filing.
********************
     If you have any questions about this filing or additional comments on the registration statement, please contact me as follows:
Phone           513.412.1465
Email            kmclaughlin@gafri.com
Facsimile     513.412.1470
U.S. mail     525 Vine Street, 7th Floor, Mail Location 525-13A, Cincinnati OH 45202

Sincerely,
/s/ Karen M. McLaughlin
Karen M. McLaughlin
Senior Corporate Counsel

April 21, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Annuity Investors Variable Account C Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 Files Nos. 333-148444; 811-21095 (Flex(b))
Commissioners:
Pursuant to Rule 461 under the Securities Act of 1933, Annuity Investors Life Insurance Company (the “Company”), on its own behalf and on behalf of Annuity Investors Variable Account C hereby requests that Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4 be accelerated and declared effective on April 25, 2008, or as soon thereafter as is reasonably practicable.
In connection with the submission of the Company’s request for accelerated effectiveness, the Company hereby acknowledges that:
•	should the Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Annuity Investors Life Insurance Company
By:	/s/ John P. Gruber
John P. Gruber, Senior Vice President,
General Counsel and Secretary

Annuity Investors Variable Account C
By:	Annuity Investors Life Insurance Company

By:	/s/ John P. Gruber
John P. Gruber, Senior Vice President,
General Counsel and Secretary

April 21, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Annuity Investors Variable Account C Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 Files Nos. 333-148444; 811-21095 (Flex(b))
Commissioners:
Pursuant to Rule 461 under the Securities Act of 1933, Great American Advisors, Inc., principal underwriter for the above-referenced variable annuity contract, hereby requests that the above-referenced Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4 be accelerated and declared effective on April 25, 2008, or as soon thereafter as is reasonably practicable.

Great American Advisors, Inc
By:	/s/ James L. Henderson
James L. Henderson, President